GROUP VEL ACCOUNT
                               INHEIRITAGE ACCOUNT
                                   VEL ACCOUNT
                                 VEL ACCOUNT II
                      ALLMERICA SELECT SEPARATE ACCOUNT II
                      ALLMERICA SELECT SEPARATE ACCOUNT III
                              SEPARATE ACCOUNT IMO
                                       OF
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

        SUPPLEMENT DATED JANUARY 7, 2003 TO PROSPECTUS DATED MAY 1, 2002

                                     * * *

The section entitled THE COMPANY under the caption DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT AND THE UNDERLYING FUNDS is amended to read in its entirety as follows:

Allmerica Financial Life Insurance and Annuity Company ("Allmerica Financial") is a life insurance company organized under the laws of Delaware in July 1974. Effective December 30, 2002, Allmerica Financial changed its state of domicile to Massachusetts. Allmerica Financial's Principal Office is located at 440 Lincoln Street, Worcester, MA 01653, telephone 508-855-1000.

Allmerica Financial is subject to the laws of the state of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, Allmerica Financial is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. The Company is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"), which is located at 440 Lincoln Street, Worcester, MA 01653, telephone 508-855-1000.

                                     * * *

The chart under DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY is amended to read in its entirety as follows:

NAME AND POSITION WITH COMPANY              PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
Bruce C. Anderson                           Director (since 1996) and Vice President (since 1984) of
    Director and Vice President             First Allmerica

Warren E. Barnes                            Vice President (since 1996) and Corporate Controller (since
    Vice President and Corporate            1998) of First Allmerica
    Controller

Charles F. Cronin                           Secretary and Counsel (since 2000) of First Allmerica;
    Secretary                               Counsel (since 1996) of First Allmerica; Attorney (1991-1996)
                                            of Nutter, McClennen & Fish

J. Kendall Huber                            Director, Vice President and General Counsel (since 2000)
    Director, Vice President and            of First Allmerica; Vice President (1999) of Promos Hotel
    General Counsel                         Corporation; Vice President and Deputy General Counsel
                                            (1998-1999) of Legg Mason, Inc.; Vice President and Deputy
                                            General Counsel (1995-1998) of USF&G Corporation

Mark A. Hug                                 Director (since 2001) and President (since 2002) of First
    Director, President and Chief           Allmerica; Vice President of  First Allmerica (2000-2002); Senior
    Executive Officer                       Vice President of Life and Annuity Products (1997-1999) for
                                            The Equitable Life Assurance Society

John P. Kavanaugh                           Director and Chief Investment Officer (since 1996) and Vice
    Director, Vice President                President (since 1991) of First Allmerica; Director (since 1996)and
    and Chief Investment Officer            President (since 1995) of Allmerica Asset Management, Inc.

Mark C. McGivney                            Vice President (since 1997) and Treasurer (since 2000) of First
    Vice President and Treasurer            Allmerica; Associate, Investment Banking (1996-1997) of
                                            Merrill Lynch & Co.

Edward J. Parry, III                        Director and Chief Financial Officer (since 1996), Vice
    Director, Vice President and            President (since 1993) and Treasurer (1993-2000) of First
    Chief Financial Officer                 Allmerica

Robert P. Restrepo, Jr.                     Director and Vice President (since 1998) of First Allmerica;
    Director                                Chief Executive Officer (1996 to 1998) of Travelers
                                            Property & Casualty; Senior Vice President (1993 to 1996)
                                            of Aetna Life & Casualty Company

Gregory D. Tranter                          Director and Vice President (since 2000) of First Allmerica;
    Director and Vice President             Vice President (1996-1998) of Travelers Property &  Casualty;
                                            Director of Geico Team (1983-1996) of Aetna Life & Casualty

                                     * * *

Under DISTRIBUTION, the first paragraph is amended to read in its entirety as follows:

VeraVest Investments, Inc. ("VeraVest"; formerly Allmerica Investments, Inc.), a wholly-owned subsidiary of Allmerica Financial, acts as the principal underwriter and general distributor of the Policies. VeraVest is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). VeraVest is located at 440 Lincoln Street, Worcester, MA 01653. The Policies were sold by agents of Allmerica Financial who are registered representatives of VeraVest or of other broker-dealers. The Policies are no longer being issued.

                                     * * *

                                                SUPPLEMENT DATED JANUARY 7, 2003